Supplement to the John Hancock Income Funds Prospectus
                 dated October 1, 2004 as revised July 15, 2005



The "Portfolio Managers" section for each fund has been deleted and replaced with the following:


John Hancock High Income Fund

   Frederick L. Cavanaugh, Jr.
   Joined fund team in 1986
   Daniel S. Janis, III
   Joined fund team in 1999
   John F. Iles
   Joined fund team in 2005


John Hancock Strategic Income Fund

   Frederick L. Cavanaugh, Jr.
   Joined fund team in 1986
   Daniel S. Janis, III
   Joined fund team in 1999
   John F. Iles
   Joined fund team in 2005


On page 27, the following Management Biography has been added:

John F. Iles
Vice president
Joined John Hancock Advisers in 1999
Began business career in 1984



August 15, 2005

                   Supplement to the John Hancock Income Funds
                        Institutional Class I Prospectus
                 dated October 1, 2004 as revised July 15, 2005



John Hancock Strategic Income Fund

On page 11, the "Portfolio Managers" section has been changed as following:


Portfolio Managers

   Frederick L. Cavanaugh, Jr.
   Joined fund team in 1986
   Daniel S. Janis, III
   Joined fund team in 1999
   John F. Iles
   Joined fund team in 2005


On page 20, the following Management Biography has been added:

John F. Iles
Vice president
Joined John Hancock Advisers in 1999
Began business career in 1984



August 15, 2005